Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Debt

As of December 31, 2015 and June 30, 2015, long-term debt was as follows:

	December 31,	June 30,
	2015	2015
	(in millions)
Term Loan Facility due 2021	$1,638.5	$1,646.8
10.125% Senior Unsecured Notes due 2020	325.6	325.6
6.00% Senior Unsecured Notes Due 2023	1,430.0	1,430.0
6.375% Senior Unsecured Notes Due 2025	350.0	350.0
Total debt obligations	3,744.1	3,752.4
Unamortized discount on Term Loan Facility	(18.3)	(19.8)
Unamortized premium on 6.00% Senior Unsecured Notes	6.7	7.1
Unamortized debt issuance costs	(66.2)	(71.0)
Carrying value of debt	3,666.3	3,668.7
Less current portion	(16.5)	(16.5)
Long-term debt, less current portion	$3,649.8	$3,652.2

As of June 30, 2015 and 2014, long-term debt was as follows (in millions):

	2015	2014
Term Loan Facility due 2021	$1,646.8	$2,010.8
8.125% Senior Secured Notes due 2020	—	750.0
10.125% Senior Unsecured Notes due 2020	325.6	500.0
6.00% Senior Unsecured Notes Due 2023	1,430.0	—
6.375% Senior Unsecured Notes Due 2025	350.0	—
Total debt obligations	3,752.4	3,260.8
Unamortized discount on Term Loan Facility	(19.8)	(20.6)
Unamortized premium on 6.00% Senior Unsecured Notes	7.1	—
Unamortized debt issuance costs	(71.0)	(89.4)
Carrying value of debt	3,668.7	3,150.8
Less current portion	(16.5)	(20.5)
Long-term debt, less current portion	$3,652.2	$3,130.3

Schedule Of Debt Instrument Redemption Price

On or after May 1, 2020 (for the 2025 Unsecured Notes),  April 1, 2018 (for the 2023 Unsecured Notes) or July 1, 2016 (for the 2020 Unsecured Notes), the Company may redeem all or part of the applicable Notes, at the redemption prices (expressed as percentages of principal amount and set forth below), plus accrued and unpaid interest and additional interest, if any, thereon, to the applicable redemption date, subject to the rights of the holders of the Notes on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the 12-month period of the years indicated below:

Year	Redemption Price (2020 Unsecured Notes)
2016	105.063%
2017	102.531%
2018 and thereafter	100.000%

Year	Redemption Price (2023 Unsecured Notes)
2018	104.500%
2019	103.000%
2020	101.500%
2021 and thereafter	100.000%

Year	Redemption Price (2025 Unsecured Notes)
2020	103.188%
2021	102.125%
2022	101.063%
2023 and thereafter	100.000%

Schedule of Future Contractual Maturities of Long-term Debt

Aggregate future contractual maturities of long-term debt (excluding issue discounts and premiums) were as follows as of June 30, 2015 (in millions):

Year Ended June 30,
2016	$16.5
2017	16.5
2018	16.5
2019	16.5
2020	16.5
Thereafter	3,669.9
Total	$3,752.4